Transactions with Related Parties (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Transactions with related parties
Transactions with Related Parties

3. Transactions with Related Parties

(a)     Dorian Holdings: Dorian LPG Ltd. was formed by Dorian Holdings on July 1, 2013, to acquire and operate LPG tankers and initially to acquire the LPG tankers held by affiliates of Dorian Holdings. The acquisitions of the vessels from affiliates of Dorian Holdings were treated as a business acquisition, refer Notes 1 and 4. In addition on July 29, 2013, we entered into a license agreement with Dorian Holdings pursuant to which Dorian Holdings has granted us a non-transferable, non-exclusive, perpetual (subject to termination for material breach or a change of control event), world-wide, royalty-free right and license to use the Dorian logo and “Dorian LPG” in connection with our LPG business.

(b)     SEACOR Holdings Inc. (“SEACOR”): On April 29, 2013, affiliates of the Company entered into a series of agreements with subsidiaries of SEACOR under which the affiliates of the Company granted certain rights to SEACOR to purchase newbuilding contracts for VLGCs and associated options. The affiliates of the Company had the right to repurchase a portion of those contracts and the associated options. As part of these agreements, subsidiaries of SEACOR paid the first installment under the newbuilding contracts to the shipyard, which, under the terms of the agreements, could be partially acquired by Dorian affiliates for the amount of the installments paid, certain agreed third party expenses, and a capital charge of 6% per annum.

As described in Note 1, the Company acquired a 100% interest in SEACOR LPG I LLC, a party to a contract for the construction of one VLGC, $49.9 million in cash and the assignment to the Company of option rights to purchase 1.5 VLGC vessels, from SEACOR in exchange for 4,667,135 shares of its common stock. This transaction was accounted for as an asset acquisition.

The fair value of the transaction was determined based on the number of shares issued by the Company. The fair value of the common stock was determined to be NOK75.00 per share (or $12.66 per share at the exchange rate on July 29, 2013) which was the price per share for the Company’s common shares issued to private investors on the same date.

The total transaction value of $59.4 million (including transaction costs) was allocated to the assets purchased as follows:

Cash	49,854,870
Purchase contract for one VLGC newbuilding contract (includes advance payment)	7,009,675
Purchase option contracts	2,529,126
59,393,671

The allocation between the newbuilding contract and the purchase options was based on their relative fair value. The fair value of the newbuilding contract and purchase options was computed as the excess of the purchase consideration for similar vessels with similar delivery dates based on valuation from an independent broker over the purchase consideration of the contracts acquired plus for newbuilding contracts any advance to the shipyard as of the acquisition date. The appraised value was determined using recent transactions involving comparable vessels as adjusted for age and features. The appraisal was performed on “willing Seller and willing Buyer” basis and based on the sale and purchase market condition prevailing at the acquisition date subject to the vessel being in sound condition and made available for delivery charter free.

(c)     Scorpio Tankers Inc. (“Scorpio”): On November 26, 2013, the Company issued 7,990,425 shares of its common stock to Scorpio as consideration for 100% interest in thirteen subsidiary companies, (each a party to a contract for the construction of one VLGC) and $1.9 million in cash. This transaction was accounted for as an asset acquisition.

The fair value of the transaction was determined based on the number of shares issued by the Company. The fair value of the common stock was determined to be NOK92.50 per share (or $15.16 per share at the exchange rate on November 26, 2013), which was the price per share for the Company’s common shares issued to private investors on the same date.

The total transaction value of $121.3 million (including transaction costs) was allocated to the assets purchased as follows:

Cash	1,930,000
Purchase contract for thirteen VLGC newbuilding contracts (includes advance payments)	119,386,040
121,316,040

The cost of the group of non-cash assets was allocated to each of the new building contracts based on their relative fair value. The fair value of each newbuilding contract was determined as the excess of the purchase consideration as of the acquisition date for similar vessels with similar delivery dates based on valuation from an independent broker over the purchase consideration of the contracts acquired plus any advance paid to the shipyard, The appraised value was determined using recent transactions involving comparable vessels as adjusted for age and features. The appraisal was performed on “willing Seller and willing Buyer” basis and based on the sale and purchase market condition prevailing at the acquisition date subject to the vessel being in sound condition and made available for delivery charter free.

(d)     Dorian (Hellas) S.A.:

A. Ship-Owning Companies Management Agreements: Pursuant to management agreements entered into by each vessel owning subsidiary on July 26, 2013, as amended, with Dorian (Hellas), the technical, crew and commercial management as well as insurance and accounting services of its vessels was outsourced to the Manager. In addition, under these management agreements, strategic and financial services have also been outsourced to the Manager. The Manager has entered into agreements with each of Eagle Ocean Transport Inc. (“Eagle Ocean Transport”) and Highbury Shipping Services Limited (“HSSL”), to provide certain of these services on behalf of the vessel owning companies. Mr. John Hadjipateras, our Chairman, President and CEO, who is also the chairman of Dorian Holdings, owns 100% of Eagle Ocean Transport, and our Vice President of Chartering, Insurance and Legal, Nigel Grey-Turner, owns 100% of HSSL. The fees payable for the above services to our Manager amount to $93,750 per month per vessel, which is payable one month in advance. These management agreements terminated on June 30, 2014.

Management fees related to these agreements for the period July 1, 2013 to March 31, 2014 amounted to $3,028,889 and are presented in Management fees- related party in the consolidated statement of operations.

B. Pre-Delivery Services: A fixed monthly fee of $15,000 per hull is payable to the Manager for pre-delivery services provided during the period from July 29, 2013 until the date of delivery of each newbuilding. Management fees related to the pre-delivery services for the period July 1, 2013 to March 31, 2014 amounted to $1,229,003 of which $93,467 is presented in Management fees-related party in the consolidated statement of operations and $1,135,536 was capitalized and presented in vessels under construction in the consolidated balance sheet.

(e)     Eagle Ocean Transport Inc.: As part of the series of agreements with SEACOR, Eagle Ocean Transport, a company 100% owned by Mr. John Hadjipateras, is entitled to retain 100% of any portion of the shipbroker fee rebated to it as compensation for its services in securing the newbuilding contracts. To the extent that any fees are received in respect of option vessels under such agreements, the fees shall be shared evenly between SEACOR and Eagle Ocean Transport. For the period from July 1, 2013 to March 31, 2014 Eagle Ocean Transport received $457,940 of shipbroker rebates for its services in securing the newbuilding contracts. In addition, Eagle Ocean Transport was reimbursed for an amount of $293,869, representing costs incurred on behalf of the Company relating to equity issuances and debt restructuring for the period July 1, 2013 to March 31, 2014.

The amounts due to/from related parties represent amounts due to/from the Manager relating to payments made by the Manager on behalf of the Company relating to the vessels operations, fees due to the Manager for services rendered, net of amounts transferred to the Manager.

3. Transactions with Related Parties

Dorian (Hellas) S.A:

Ship-Owning Companies Management Agreements:  The Owning Companies historically outsourced the technical, crew and commercial management as well as insurance and accounting services of the vessels to Dorian (Hellas) S.A., pursuant to management agreements (“Management Agreements”) with each vessel owning subsidiary. These agreements had an initial term of 12 months and thereafter could be terminated by either party giving two months written notice. For each of the periods presented, under the Management Agreements the Manager received for each VLGC and PGC vessel a commission of 1.25% or 2%, respectively, of the gross freight, demurrage, dead freights and charter hire which are due and payable (“charter hire commission”) and a fixed monthly management fee of $40,000 or $32,000 per vessel respectively. In addition, under the Management Agreements, the Manager is entitled to a commission of 1% on the contract price, for any vessel bought or sold.

The following amounts charged by the Manager are included in the combined statement of operations:

	April 1, 2013 to July 28,	Year ended March 31,
	2013	2013	2012
(i) Charter hire commissions , included in Voyage expenses—related party	198,360	505,926	448,683
(ii) Management fees	601,202	1,824,000	1,824,000

The amounts due to/from related parties represent amounts due to/from the Manager relating to payments made by the Manager on behalf of each of the Owning Companies net of amounts transferred to the Manager.